Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Accounts receivable	$ 3,188,976	$ 1,575,902
Goodwill	4,805,554	5,401,652
Investment in Partnership	41,745,232
Inventory	60,677	54,239
Accruals	249,595	615,327
Net operating losses and credits	3,494,969	4,986,913
Charitable contribution	16,942	16,420
Start-up / organizational costs	509,221
AMT credit	208,056	208,056
Total deferred income tax assets	54,279,222	12,858,509
Valuation Allowance	(22,502,544)	0
Net deferred income tax assets	31,776,678	12,858,509
Deferred income tax liabilities:
Equipment and other fixed assets	(4,271,299)	(3,779,319)
Total deferred income tax liabilities	(4,271,299)	(3,779,319)
Noncurrent net deferred income tax assets	$ 27,505,379	$ 9,079,190